Statements of Net Assets Available for Benefits - Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statements of Net Assets Available for Benefits [Abstract]
Cash	$ 8,238	$ 7,996
Investments at fair value:
Investments	44,403,879	41,253,491
Receivables:
Accrued interest and dividends	405,742	358,388
Total receivables	405,742	358,388
Net assets available for benefits	44,817,859	41,619,875
Community Trust Bancorp, Inc. Common Stock [Member]
Investments at fair value:
Investments	43,323,070	40,323,800
Mutual Funds [Member]
Investments at fair value:
Investments	1,045,347	900,499
Money Market Funds [Member]
Investments at fair value:
Investments	$ 35,462	$ 29,192